Common Stock (Details)	Mar. 01, 2018 stockClass $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 vote $ / shares shares	Dec. 31, 2019 $ / shares shares	Aug. 02, 2019 $ / shares shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Number of classes of common stock | stockClass	2
Shares converted (in shares)	57,500
Stock conversion ratio	100		100
Common stock, authorized (in shares)			15,000,000	15,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.00001
Common stock, issued (in shares)			105,429	0
Common stock, outstanding (in shares)			105,429	0
Class A common stock
Class of Stock [Line Items]
Common stock, authorized (in shares)	1,942,500	2,500,000	2,500,000	2,500,000	2,500,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Number of votes allowed per share | vote			1
Common stock, issued (in shares)		1	1	1		1
Common stock, outstanding (in shares)		1	1	1		1
Class B common stock
Class of Stock [Line Items]
Common stock, authorized (in shares)	5,750,000	15,000,000	15,000,000		15,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001
Number of votes allowed per share | vote			0.01
Common stock, issued (in shares)		604,649	105,429	0		0
Common stock, outstanding (in shares)		604,649	105,429	0		0